EMPLOYEE BENEFIT PLANS (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Qualified profit-sharing plan | Employee
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Contributions to plan which included in salaries and employee benefits expense	$ 1,019	$ 874	$ 764
Non qualified salary continuation plan | Officer
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Value of the single premium universal life insurance policies	963	960
Related liability	59	76
Deferred compensation plan | Director
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Related liability	6,226	5,746
Description of variable rate basis	Wall Street Journal prime rate plus three percent
Basis spread on variable rate	3.00%
Compensation expense	$ 480	$ 521	$ 532